Derivative Instruments - Summary of Interest Rate Swap Positions (Detail)	6 Months Ended
Jun. 30, 2017 USD ($)
Minimum
LIBOR-Based Debt:
Margin on variable-rate debt	0.30%
Maximum
LIBOR-Based Debt:
Margin on variable-rate debt	2.00%
Freight Forward Agreements [Member]
Derivative [Line Items]
Derivative, Description of Objective	The Company uses forward freight agreements (or FFAs) in non-hedge-related transactions to increase or decrease its exposure to spot market rates, within defined limits.
Interest rate swap agreements
Derivative [Line Items]
Derivative, Description of Objective	The Company enters into interest rate swap agreements which exchange a receipt of floating interest for a payment of fixed interest to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt.
U.S. Dollar-denominated interest rate swap 1
LIBOR-Based Debt:
Notional Amount	$ 161,985,000
Fair Value / Carrying Amount of Asset	$ 513,000
Remaining Term	3 years 6 months
Fixed Interest Rate	1.46%
U.S. Dollar-denominated interest rate swap 2
LIBOR-Based Debt:
Notional Amount	$ 150,000,000
Fair Value / Carrying Amount of Asset	$ 1,159,000
Remaining Term	3 years 6 months
Fixed Interest Rate	1.55%
U.S. Dollar-denominated interest rate swap 3
LIBOR-Based Debt:
Notional Amount	$ 50,000,000
Fair Value / Carrying Amount of Asset	$ 1,072,000
Remaining Term	3 years 6 months
Fixed Interest Rate	1.16%